RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Balance Sheet Impact of Arrangements with Related Parties
As of December 31, 2024, and 2023, the impacts of the arrangements with Spiegel Venture and Nebula on the Company’s consolidated balance sheets were as follows:

	Year Ended December 31,
(in thousands)	2024	2023

Accounts receivable	$248	$811
Accounts payable	—	374
Accrued expenses and other liabilities	8	—

Schedule of Statement of Operations Impact of Arrangements with Related Parties
For the years ended December 31, 2024, and 2023, the impacts of arrangements with the Spiegel Venture and Nebula on the Company’s consolidated statements of operations were as follows:

	Year Ended December 31,
(in thousands)	2024	2023

Revenues	$219	$1,091
Cost of revenues	64	4,609